4. Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2016
Property and equipment gross	$ 3,878,142	$ 3,891,064	$ 3,820,759
Less accumulated deprecation	(1,384,918)	(1,694,492)	(977,172)
Total archival images, property and equipment, net	2,493,224	2,196,572	2,843,587
Leasehold Improvements [Member]
Property and equipment gross	$ 12,446	12,446	12,446
Estimated useful lives	7 years
Computer and other equipment [Member]
Property and equipment gross	$ 72,687	72,687	65,316
Estimated useful lives	3-5 years
Furniture and fixtures [Member]
Property and equipment gross	$ 83,666	83,666	83,666
Estimated useful lives	7 years
Frank Worth Collection [Member]
Property and equipment gross	$ 2,770,000	2,770,000	2,770,000
Estimated useful lives	10 years
Other archival images[Member]
Property and equipment gross	$ 939,343	$ 952,265	$ 889,331
Estimated useful lives	10 years